Changes in Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Changes In Stockholders Equity Deficit Details Narrative
Amortization on convertible promissory notes	$ 48,057	$ 0